DEPOSITS	12 Months Ended
Sep. 30, 2010
Deposits [Abstract]
DEPOSITS
  9.  DEPOSITS

	September 30,
	2011		2010
	Weighted		Weighted
	Average		Average
	Rate	Amount	Rate	Amount

Non-interest-bearing deposits	0.00%	$20,943,427	0.00%	$18,572,819
Interest-bearing checking accounts	0.23%	7,578,426	0.19%	7,034,127
Money market accounts	0.64%	27,137,727	0.83%	26,413,581
Savings accounts	0.13%	19,836,145	0.23%	18,246,608
Certificates of deposits	1.91%	63,723,107	2.17%	68,501,780

Total deposits	1.03%	$139,218,832	1.27%	$138,768,915

Deposit accounts with balances of $100,000 or more totaled approximately $46,589,000 and $44,396,000 at September 30, 2011 and 2010, respectively.

Scheduled maturities of certificates of deposit are as follows:
	September 30,
	2011	2010
	(In thousands)

1 year or less	$38,793	$42,746
Over 1 year to 3 years	17,561	13,440
Over 3 years	7,369	12,316

	$63,723	$68,502

Interest expense on deposits is summarized as follows:
	Year Ended
	September 30,
	2011	2010

Interest-bearing checking accounts	$17,141	$13,831
Money market accounts	210,465	245,043
Savings accounts	36,592	53,356
Certificates of deposit	1,290,208	1,625,484

Total	$1,554,406	$1,937,714